Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Equipment	$ 39	$ 49
Exploration and evaluation assets	63,808	50,494
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	13	19
Exploration and evaluation assets	1,948	1,817
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	26	30
Exploration and evaluation assets	61,852	48,671
United States [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation assets	$ 8	$ 6